Cover	Dec. 01, 2025
Document Information [Line Items]
Document Type	8-K
Registrant Name	NN, Inc.
City Area Code	(980)
Local Phone Number	264-4300
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	NNBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	28277
Entity Incorporation, State or Country Code	DE
Document Period End Date	Dec. 01, 2025
Central Index Key	0000918541
Amendment Flag	false
Document Period End Date	Dec. 01, 2025